Derivatives - Summary of Gains Losses On Cash Flow Hedge Ineffectiveness (Detail) - Cash flow hedges [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Gains Losses On Cash Flow Hedge Ineffectiveness [Line Items]
Hedge ineffectiveness on cash flow hedges	€ 2	€ 0	€ 3
Gains/(losses) reclassified from equity into the income statement	27	42	20
Expected deferred gain/(loss) to be reclassified from equity into net result during the next 12 months	€ 84	€ 88	€ 114